Loans to Other Entities (Tables)	12 Months Ended
Jun. 30, 2023
Loans to other entities [Abstract]
Schedule of Loans to Other Entities
	Consolidated
	30 Jun 2023	30 Jun 2022
	$	$

Investment in Bearn - at cost	806,940	803,072
Less: provision for impairment	(806,940)	(803,072)
	-	-

Schedule of Reconciliation Loan Balance at the Beginning and End of the Current Financial Year	Reconciliation of the loan balance at the beginning and end of the current financial year are set out below:
Opening balance - 1 July 2022	-	747,718
Accrued interest	121,131	55,354
Repayment	(150,700)	-
Impairment	(3,868)	(803,072)
Impact on foreign exchange rate	33,437	-
Ending balance – 30 June 2023	-	-